SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 22 – Subsequent Events

The Company has evaluated events through the date the financial statements and has determined that there were no additional material subsequent events.

Appointment of Director

On February 18, 2021, Ross Silver was appointed as a Director of the Company to replace Frank Koretsky, who resigned effective January 1, 2021.

On March 31, 2021, the holders of the Canaccord Debentures approved the amendment of the indenture related to the Canaccord Debentures to: (i) extend the maturity date of the Canaccord Debentures from December 12, 2021 to December 12, 2022; (ii) reduce the conversion price from $0.80 per unit (as such term is defined in the indenture) to $0.30 per unit; (iii) reduce the mandatory conversion VWAP threshold from $1.20 to $0.60 per share; and (iv) amend the definitions of “Warrant” and “Warrant Indenture” (as such terms are defined in the indenture), which included a reduction of the exercise price of each warrant to $0.40 per share of Common Stock of the Company. Simultaneously, the Company and the trustee under the related warrant indenture amended the warrant indenture to make conforming amendments.

NOTE 24 – SUBSEQUENT EVENTS The Company has evaluated events through the date the financial statements and has determined that there were no material subsequent events.